Interests in Other Entities - Summary of Group's Major Joint Operations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concesionaria la Chira S.A. [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Constructor Alto Cayma [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Rio Pallca - Huanza [member]
Disclosure of joint operations [line items]
Percentage of interest	40.00%	40.00%
Consorcio Alto Cayma [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%	49.00%
Consorcio Lima Actividades Comerciales [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Atocongo [member]
Disclosure of joint operations [line items]
Percentage of interest	40.00%	40.00%
Consorcio Norte Pachacutec [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%	49.00%
Consorcio La Chira [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Ro Urubamba [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Vial Quinua [member]
Disclosure of joint operations [line items]
Percentage of interest	46.00%	46.00%
Consorcio Rio Mantaro [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio GyM Conciviles [member]
Disclosure of joint operations [line items]
Percentage of interest	66.70%	66.70%
Consorcio Toromocho [member]
Disclosure of joint operations [line items]
Percentage of interest	55.00%	55.00%
Consorcio Construcciones y Montajes CCN [member]
Disclosure of joint operations [line items]
Percentage of interest	25.00%	25.00%
Consorcio HV GyM [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Stracon Motta Engil JV [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Huacho Pativilca [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%
Consorcio Constructor Chavimochic [Member]
Disclosure of joint operations [line items]
Percentage of interest	26.50%	26.50%
Consorcio Constructor Ductos del Sur [member]
Disclosure of joint operations [line items]
Percentage of interest	29.00%	29.00%
Consorcio Italo Peruano [member]
Disclosure of joint operations [line items]
Percentage of interest	48.00%	48.00%
Consorcio Menegua [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Energa y Vapor [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Ermitano [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio para la Atencionn y Mantenimiento de Ductos [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Lima Actividades Comerciales Sur [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio CDEM [member]
Disclosure of joint operations [line items]
Percentage of interest	85.00%
Consorcio AMDP Norte [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%
Consorcio Chicama Ascope [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%
Consorcio TNT Vial y Vives - DSD Chile LTDA [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%
Consorcio La Gloria [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%	49.00%
Consorcio GyM Sade Skanska [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Constructora Incolur DSD Limitada [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Terminales [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Terminales del Peru [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Cosapi-Data - GMD S.A. [member]
Disclosure of joint operations [line items]
Percentage of interest		70.00%
Consorcio The Louis Berger Group Inc.-GMD [member]
Disclosure of joint operations [line items]
Percentage of interest		66.45%
Consorcio Procesos digitales [member]
Disclosure of joint operations [line items]
Percentage of interest		43.65%
Consorcio GMD S.A. - Indra S.A. [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%
Consorcio Fabrica de Software [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%
Consorcio Gestion de Procesos Electorales (ONPE) [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%
Consorcio Lima Actividades Sur [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%
Consorcio Latino de Actividades Comerciales de Clientes Especiales [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%
Consorcio Latino de Actividades Comerciales [member]
Disclosure of joint operations [line items]
Percentage of interest		75.00%
Consorcio Gestin de Procesos Junta de Gobernadores [member]
Disclosure of joint operations [line items]
Percentage of interest		45.00%
Consorcio Soluciones Digitales [member]
Disclosure of joint operations [line items]
Percentage of interest		38.00%
Consorcio de Gestion de la Informacin [member]
Disclosure of joint operations [line items]
Percentage of interest		56.00%
Consorcio de la Disponibilidad PKI [member]
Disclosure of joint operations [line items]
Percentage of interest		70.00%
Consorcio Ancon-Pativilca [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%
Consorcio Peruano de Conservacion [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Manperan [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%
Consorcio Vial Sierra [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Panorama [member]
Disclosure of joint operations [line items]
Percentage of interest	35.00%	35.00%
Consorcio Mecam [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%
Consorcio Seringel [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%